March 30, 2016

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard California Tax-Free Funds (the Trust) File No. 33-1569

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Tara R. Buckley

Senior Counsel

The Vanguard Group, Inc.

cc:	Asen Parachkevov
U.S.	Securities & Exchange Commission